Tangible assets - Changes in tangible assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	€ 26,157	[1]	€ 22,974
Effect of changes in accounting policies						€ (391)	€ (1,340)
Balance, at the end of the period	35,235		26,157	[1]	€ 22,974
Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	46,200		41,091		39,815
Additions / disposals (net) due to change in the scope of consolidation	(20)		(552)		1,945
Additions/ disposals (net)	4,701		5,952		3,126
Transfers, exchange differences and other items	(4,562)		(291)		(3,795)
Balance, at the end of the period	53,012		46,200		41,091
Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(19,127)		(17,213)		(15,577)
Additions / disposals (net) due to change in the scope of consolidation	9		(46)		0
Additions/ disposals (net)	2,537		1,059		1,125
Charge for the year	(2,035)		(1,172)		(1,190)
Transfers, exchange differences and other items	1,288		(1,755)		(1,571)
Balance, at the end of the period	(17,328)		(19,127)		(17,213)
Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(916)		(904)		(952)
Impairment charge for the year	(62)		(94)		(79)
Releases	17		11		7
Additions / disposals (net) due to change in the scope of consolidation	0		0		(3)
Transfers, exchange differences and other items	512		71		123
Balance, at the end of the period	(449)		(916)		(904)
Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	8,150		8,279
Balance, at the end of the period	15,041		8,150		8,279
Property, plant and equipment for own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	18,735		19,276		18,112
Additions / disposals (net) due to change in the scope of consolidation	(5)		34		1,740
Additions/ disposals (net)	1,863		589		781
Transfers, exchange differences and other items	(178)		(1,164)		(1,357)
Balance, at the end of the period	27,108		18,735		19,276
Property, plant and equipment for own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(10,524)		(10,920)		(10,211)
Additions / disposals (net) due to change in the scope of consolidation	3		(12)		0
Additions/ disposals (net)	356		629		478
Charge for the year	(2,021)		(1,159)		(1,165)
Transfers, exchange differences and other items	212		938		(22)
Balance, at the end of the period	(11,974)		(10,524)		(10,920)
Property, plant and equipment for own use | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(61)		(77)		(41)
Impairment charge for the year	(14)		(30)		(16)
Releases	8		6		4
Additions / disposals (net) due to change in the scope of consolidation	0		0		0
Transfers, exchange differences and other items	(26)		40		(24)
Balance, at the end of the period	(93)		(61)		(77)
Property, plant and equipment leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	16,444		12,371
Balance, at the end of the period	19,221		16,444		12,371
Property, plant and equipment leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	25,087		18,673		18,238
Additions / disposals (net) due to change in the scope of consolidation	0		44		205
Additions/ disposals (net)	3,148		5,545		2,445
Transfers, exchange differences and other items	(3,781)		825		(2,215)
Balance, at the end of the period	24,454		25,087		18,673
Property, plant and equipment leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(8,404)		(6,104)		(5,169)
Additions / disposals (net) due to change in the scope of consolidation	0		(34)		0
Additions/ disposals (net)	2,149		413		639
Charge for the year	0		0		0
Transfers, exchange differences and other items	1,045		(2,679)		(1,574)
Balance, at the end of the period	(5,210)		(8,404)		(6,104)
Property, plant and equipment leased out under an operating lease | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(239)		(198)		(159)
Impairment charge for the year	(12)		(56)		(42)
Releases	6		0		0
Additions / disposals (net) due to change in the scope of consolidation	0		0		(2)
Transfers, exchange differences and other items	222		15		5
Balance, at the end of the period	(23)		(239)		(198)
Investment property
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	1,563		2,324
Balance, at the end of the period	973		1,563		2,324
Investment property | Gross carrying amount
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	2,378		3,142		3,465
Additions / disposals (net) due to change in the scope of consolidation	(15)		(630)		0
Additions/ disposals (net)	(310)		(182)		(100)
Transfers, exchange differences and other items	(603)		48		(223)
Balance, at the end of the period	1,450		2,378		3,142
Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(199)		(189)		(197)
Additions / disposals (net) due to change in the scope of consolidation	6		0		0
Additions/ disposals (net)	32		17		8
Charge for the year	(14)		(13)		(25)
Transfers, exchange differences and other items	31		(14)		25
Balance, at the end of the period	(144)		(199)		(189)
Investment property | Accumulated impairment
Changes in property, plant and equipment [abstract]
Balance, at the beginning of the period	(616)		(629)		(752)
Impairment charge for the year	(36)		(8)		(21)
Releases	3		5		3
Additions / disposals (net) due to change in the scope of consolidation	0		0		(1)
Transfers, exchange differences and other items	316		16		142
Balance, at the end of the period	(333)		€ (616)		€ (629)
Right-of-use assets
Changes in property, plant and equipment [abstract]
Balance, at the end of the period	5
Right-of-use assets | Gross carrying amount
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	(997)
Transfers, exchange differences and other items	(10)
Balance, at the end of the period	5,686
Right-of-use assets | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	37
Charge for the year	(807)
Transfers, exchange differences and other items	5
Balance, at the end of the period	(765)
Right-of-use assets | Accumulated impairment
Changes in property, plant and equipment [abstract]
Impairment charge for the year	0
Releases	0
Additions / disposals (net) due to change in the scope of consolidation	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	0
Right-of-use assets | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Balance, at the end of the period	4,921
Right-of-use assets | Property, plant and equipment for own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	(997)
Transfers, exchange differences and other items	(10)
Balance, at the end of the period	5,686
Right-of-use assets | Property, plant and equipment for own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	37
Charge for the year	(807)
Transfers, exchange differences and other items	5
Balance, at the end of the period	(765)
Right-of-use assets | Property, plant and equipment for own use | Accumulated impairment
Changes in property, plant and equipment [abstract]
Impairment charge for the year	0
Releases	0
Additions / disposals (net) due to change in the scope of consolidation	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	0
Right-of-use assets | Property, plant and equipment leased out under an operating lease
Changes in property, plant and equipment [abstract]
Balance, at the end of the period	0
Right-of-use assets | Property, plant and equipment leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	0
Right-of-use assets | Property, plant and equipment leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	0
Charge for the year	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	0
Right-of-use assets | Property, plant and equipment leased out under an operating lease | Accumulated impairment
Changes in property, plant and equipment [abstract]
Impairment charge for the year	0
Releases	0
Additions / disposals (net) due to change in the scope of consolidation	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	0
Right-of-use assets | Investment property
Changes in property, plant and equipment [abstract]
Balance, at the end of the period	0
Right-of-use assets | Investment property | Gross carrying amount
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	0
Right-of-use assets | Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Additions / disposals (net) due to change in the scope of consolidation	0
Additions/ disposals (net)	0
Charge for the year	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	0
Right-of-use assets | Investment property | Accumulated impairment
Changes in property, plant and equipment [abstract]
Impairment charge for the year	0
Releases	0
Additions / disposals (net) due to change in the scope of consolidation	0
Transfers, exchange differences and other items	0
Balance, at the end of the period	€ 0
IFRS 16
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Property, plant and equipment for own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Property, plant and equipment for own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Property, plant and equipment for own use | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Property, plant and equipment leased out under an operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Property, plant and equipment leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Property, plant and equipment leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Property, plant and equipment leased out under an operating lease | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Investment property
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Investment property | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Investment property | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Right-of-use assets | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Right-of-use assets | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Property, plant and equipment for own use
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Right-of-use assets | Property, plant and equipment for own use | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						6,693
IFRS 16 | Right-of-use assets | Property, plant and equipment for own use | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Property, plant and equipment for own use | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Property, plant and equipment leased out under an operating lease
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Property, plant and equipment leased out under an operating lease | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Property, plant and equipment leased out under an operating lease | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Property, plant and equipment leased out under an operating lease | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Investment property
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Investment property | Gross carrying amount
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Investment property | Accumulated depreciation
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						0
IFRS 16 | Right-of-use assets | Investment property | Accumulated impairment
Changes in property, plant and equipment [abstract]
Effect of changes in accounting policies						€ 0

[1]	See reconciliation of IAS 39 as of 31 December 2017 to IFRS 9 as of 1 January 2018 (Note 1.d).